SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 111,125	$ 101,645
MOROCCO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	90,188	82,391
BURKINA FASO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	9,254	8,269
MALI
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	7,239	6,508
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	3,991	4,016
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 453	$ 461